ACCOUNTS RECEIVABLE (Tables)	3 Months Ended
Mar. 31, 2021
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	March 31,	December 31,
	2021	2020
Trade receivables	$129,050	$118,557
Less: allowance for doubtful accounts	(1,541)	(1,722)
Total	$127,509	$116,835

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

	Quarter ended
	March 31, 2021	March 31, 2020
Allowance for doubtful accounts at beginning of period	$(1,722)	$(1,844)
(Increase) decrease to allowance for the period	(79)	50
(Recovery) write-off of doubtful accounts	260	-
Non-cash reclass of allowance for doubtful accounts from unbilled revenue to accounts receivable	-	(648)
Allowance for doubtful accounts at end of period	$(1,541)	$(2,442)